LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [Roll Forward]
Balance, beginning of year	$ 9,999.5	$ 8,836.9
Cash flows
Issuance of long-term debt	2,633.2	3,287.7
Repayment of long-term debt	(4,818.9)	(2,906.3)
Payment of financing costs	(5.9)	(25.1)
Proceeds from termination of hedged arrangements	28.0	0.0
Payment for termination of hedged arrangements	(2.2)	(7.5)
Non-cash changes
Accrued interest and other non-cash changes	24.0	24.1
Revaluation of foreign exchange	(370.1)	802.9
Fair value movements on cash flow hedges	(65.0)	(13.2)
Balance, end of year	$ 7,422.6	$ 9,999.5